Supplemental Cash Flow Information (Details Narrative) (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Elements [Abstract]
Payments for federal and state income taxes	$ 71,000
Payments for interest expense related to outstanding debt		171,853	57,259
Conversion of vendor payables into notes payable		$ 115,204